Portfolio of Investments
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 14.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-4 Class E
12/14/2026	3.650%	6,970,000	7,030,816
Subordinated Series 2018-1 Class F
12/10/2024	6.550%	10,100,000	10,109,016
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	1.591%	7,780,000	7,781,416
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	1.759%	2,250,000	2,253,296
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class DR
3-month USD LIBOR + 3.250% Floor 3.250% 10/23/2034	3.374%	8,250,000	8,230,777
Series 2020-4A Class D
3-month USD LIBOR + 4.250% Floor 4.250% 10/20/2033	4.504%	3,750,000	3,776,486
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.600% 04/20/2031	1.854%	2,575,000	2,570,277
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2016-3A Class ERR
3-month USD LIBOR + 3.100% Floor 3.100% 07/20/2034	7.148%	5,000,000	4,946,975
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	1.654%	3,810,000	3,783,726
Carlyle US CLO Ltd.(a),(b)
Series 2019-3R Class CR
3-month USD LIBOR + 3.200% Floor 3.200% 10/20/2032	3.400%	13,400,000	13,407,611
Series 2020-2A Class CR
3-month USD LIBOR + 3.200% Floor 3.200% 01/25/2035	3.458%	15,150,000	15,126,108
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	1.899%	9,300,000	9,300,232
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.506%	7,000,000	7,000,217
Series 2020-83A Class D
3-month USD LIBOR + 3.500% Floor 3.500% 01/18/2032	3.741%	4,000,000	4,004,380
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class E
08/17/2026	3.440%	6,300,000	6,436,699
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	6,000,000	5,839,621
FREED ABS Trust(a)
Series 2019-1 Class C
06/18/2026	5.390%	4,864,103	4,891,749
Subordinated Series 2019-2 Class C
11/18/2026	4.860%	3,300,000	3,338,673
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-3A Class E
07/15/2027	4.310%	1,450,000	1,477,496
Goldentree Loan Management US CLO 10 Ltd.(a),(b)
Series 2021-10A Class D
3-month USD LIBOR + 3.050% Floor 3.050% 07/20/2034	3.304%	12,750,000	12,672,480
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	1.591%	5,000,000	5,000,840
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	1,494,439	1,513,191
Series 2019-2 Class A
08/15/2025	4.000%	1,867,526	1,885,463
Series 2019-3 Class A
10/15/2025	3.750%	2,295,398	2,315,604
Series 2019-7 Class A
01/15/2027	3.750%	2,324,925	2,334,287
Series 2020-1 Class A
01/16/2046	3.500%	1,345,182	1,349,968
Series 2020-2 Class A
02/15/2046	3.600%	1,534,695	1,539,276
Series 2020-T1 Class A
02/15/2046	3.500%	2,007,882	2,006,351
Columbia Total Return Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-JPSL Class R
02/15/2025	0.000%	50,000	1,289,500
Lendingpoint Asset Securitization Trust(a)
Series 2021-A Class A
12/15/2028	1.000%	7,138,597	7,116,475
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class C
10/15/2028	7.699%	10,125,000	10,395,401
Series 2021-1 Class A
04/15/2027	1.750%	4,684,636	4,694,087
LendingPoint Asset Securitization Trust(a),(c),(e)
Subordinated Series 2021-1 Class B
04/15/2027	2.853%	5,050,000	5,046,844
LL ABS Trust(a)
Series 2020-1A Class A
01/17/2028	2.330%	1,024,183	1,026,995
Series 2021-1A Class A
05/15/2029	1.070%	4,662,000	4,625,762
LP LMS Asset Securitization Trust(a),(c),(e)
Series 2021-2A Class A
01/15/2029	1.750%	10,920,816	10,879,863
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	3.724%	5,000,000	5,004,440
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class D
3-month USD LIBOR + 4.000% Floor 4.000% 01/19/2034	4.124%	6,800,000	6,867,762
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	2.004%	9,875,000	9,882,317
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	1.604%	14,000,000	13,903,834
Marlette Funding Trust(a)
Series 2019-1A Class B
04/16/2029	3.940%	207,769	207,984
Series 2020-2A Class D
09/16/2030	4.650%	2,000,000	2,070,270
Series 2021-1A Class B
06/16/2031	1.000%	3,950,000	3,919,507
Subordinated Series 2020-2A Class C
09/16/2030	2.830%	3,550,000	3,581,415
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class D
3-month USD LIBOR + 3.100% Floor 3.100% 07/20/2034	3.214%	8,750,000	8,739,027
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	1.654%	9,350,000	9,301,268
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	1.709%	22,000,000	22,004,884
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	15,100,000	14,965,340
Subordinated Series 2021-B Class B
05/08/2031	1.960%	3,100,000	3,070,400
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.509%	1,000,000	978,036
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	1.704%	11,475,000	11,428,079
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	1,392,327	1,399,354
Series 2021-2 Class NOTE
01/25/2029	3.000%	9,989,930	9,916,568
Series 2021-3 Class A
05/15/2029	1.150%	21,723,020	21,562,187
Series 2021-5 Class A
08/15/2029	1.530%	14,000,000	13,929,677
Series 2021-HG1 Class A
01/16/2029	1.220%	6,274,062	6,222,579
Subordinated Series 2020-3 Class C
05/17/2027	6.430%	8,300,000	8,487,681
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	6,200,000	6,050,232
Subordinated Series 2021-5 Class B
08/15/2029	2.630%	9,250,000	9,163,511
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	1,451,622	1,442,324

2	Columbia Total Return Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a),(f)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	5,000,000	4,984,980
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/15/2029	1.878%	15,000,000	15,008,700
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	6,941,987	6,944,514
Prosper Pass-Through Trust(a),(e)
Series 2019-ST2 Class A
11/15/2025	3.750%	1,574,474	1,582,347
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	7,100,000	7,014,867
Rockland Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 04/20/2034	1.374%	23,000,000	23,011,155
RR 1 LLC(a),(b)
Series 2017-1A Class D1B
3-month USD LIBOR + 6.350% Floor 6.350% 07/15/2035	6.591%	5,000,000	4,979,600
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	1.611%	5,828,571	5,825,861
Theorem Funding Trust(a)
Series 2020-1A Class B
10/15/2026	3.950%	3,000,000	3,032,578
Series 2021-1A Class A
12/15/2027	1.210%	9,290,486	9,267,770
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	3,540,414	3,535,850
Series 2021-ST4 Class A
07/20/2027	2.000%	7,521,973	7,417,205
Series 2021-ST5 Class A
07/20/2027	2.000%	7,212,746	7,113,258
Upstart Pass-Through Trust(a),(e)
Series 2021-ST10 Class A
01/20/2030	2.250%	8,526,243	8,526,243
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	6,061,252	6,085,930
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-4 Class A
09/20/2031	0.840%	13,643,932	13,482,008
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	7,810,000	7,602,767
Voya CLO Ltd.(a),(b)
Series 2021-1A Class D
3-month USD LIBOR + 3.150% Floor 3.150% 07/15/2034	3.261%	8,350,000	8,286,724
Series 2021-2A Class E
3-month USD LIBOR + 6.600% Floor 6.600% 10/20/2034	6.727%	4,724,403	4,723,179
Total Asset-Backed Securities — Non-Agency (Cost $542,280,466)			539,522,170

Commercial Mortgage-Backed Securities - Agency 0.2%

FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	4,784,320	4,892,941
Government National Mortgage Association(g),(h)
Series 2019-147 Class IO
06/16/2061	0.438%	62,928,840	3,116,469
Total Commercial Mortgage-Backed Securities - Agency (Cost $10,696,784)			8,009,410

Commercial Mortgage-Backed Securities - Non-Agency 6.7%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,388,369	1,424,010
BAMLL Commercial Mortgage Securities Trust(a),(g)
Series 2013-WBRK Class A
03/10/2037	3.534%	3,000,000	3,081,622
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	2.056%	7,730,000	7,423,484
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	2.353%	4,790,000	4,713,681
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.053%	1,750,000	1,685,061

Columbia Total Return Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.646%	1,800,000	1,734,899
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	1.946%	1,600,000	1,579,936
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class C
1-month USD LIBOR + 1.900% Floor 1.900% 07/15/2035	2.007%	7,700,000	7,661,525
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.504%	6,850,000	6,613,398
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.904%	3,100,000	3,088,265
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	2.526%	5,900,000	5,825,343
Series 2018-GW Class G
1-month USD LIBOR + 2.920% Floor 2.920% 05/15/2035	3.026%	2,160,000	2,119,785
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.693%	4,361,000	4,311,952
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	1.993%	3,801,000	3,748,750
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	2,850,000	2,701,342
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	1.506%	3,000,000	2,998,125
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.606%	5,000,000	4,995,313
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.356%	2,000,000	1,998,125
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.106%	11,500,000	11,489,219
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	1.235%	5,000,000	4,995,323
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.827%	8,500,000	8,430,961
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.493% Floor 3.333% 11/15/2023	3.599%	7,618,177	7,553,438
COMM Mortgage Trust(a),(g)
Series 2020-CBM Class E
02/10/2037	3.633%	4,850,000	4,640,608
Subordinated Series 2013-CR12 Class D
10/10/2046	5.070%	4,500,000	2,250,000
Subordinated Series 2020-CX Class D
11/10/2046	2.684%	5,600,000	5,216,364
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.741% 11/15/2036	3.847%	6,392,000	6,388,129
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	1,400,000	1,288,966
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	8,285,000	7,309,925
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	7,750,000	5,950,505
CSAIL Commercial Mortgage Trust(g)
Subordinated Series 2015-C3 Class B
08/15/2048	4.119%	3,325,000	3,381,103
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	2.360%	13,467,116	13,458,697

4	Columbia Total Return Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Trust
Series 2017-GS7 Class A3
08/10/2050	3.167%	13,000,000	13,429,936
Hilton USA Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	2,500,000	2,373,162
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	5,500,000	5,486,542
Morgan Stanley Capital I Trust(a),(g)
Series 2019-MEAD Class E
11/10/2036	3.177%	6,200,000	5,857,465
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	5,265,000	5,245,009
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,750,000	8,763,732
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	1,400,000	1,398,441
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	1,225,000	1,224,547
Subordinated Series 2019-SFR4 Class F
10/17/2036	3.684%	765,000	763,661
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	2,800,000	2,873,596
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	1.256%	19,000,000	18,988,188
Subordinated Series 2021-555 Class C
1-month USD LIBOR + 1.800% Floor 1.800% 05/15/2038	1.906%	7,500,000	7,490,632
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	1.356%	4,800,000	4,765,116
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	3.006%	5,737,000	5,583,569
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.750% 12/15/2034	0.981%	4,555,000	4,537,646
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	1.306%	6,250,000	6,242,197
WFRBS Commercial Mortgage Trust(a),(g)
Subordinated Series 2013-C16 Class D
09/15/2046	5.001%	9,094,000	9,013,997
Subordinated Series 2014-C25 Class D
11/15/2047	3.803%	2,000,000	1,867,930
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $255,583,522)			255,963,220

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(i)	4,518	181,397
WMI Holdings Corp. Escrow(c),(e),(i)	2,725	—
Total		181,397
Total Financials		181,397
Industrials 0.0%
Airlines 0.0%
United Airlines Holdings, Inc.(i)	1,493	64,020
Total Industrials		64,020
Total Common Stocks (Cost $1,511,077)		245,417

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.1%
BBVA Bancomer SA(a),(j)
Subordinated
11/12/2029	5.350%	1,405,000	1,441,866
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	850,000	791,171
Total Convertible Bonds (Cost $2,212,628)			2,233,037

Columbia Total Return Bond Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes 31.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Boeing Co. (The)
05/01/2025	4.875%	3,750,000	4,039,069
05/01/2060	5.930%	7,305,000	9,241,897
Bombardier, Inc.(a)
12/01/2024	7.500%	589,000	609,657
04/15/2027	7.875%	563,000	570,319
Howmet Aerospace, Inc.
01/15/2029	3.000%	1,118,000	1,060,032
Moog, Inc.(a)
12/15/2027	4.250%	229,000	229,757
Northrop Grumman Corp.
01/15/2028	3.250%	3,490,000	3,629,218
Spirit AeroSystems, Inc.(a)
04/15/2025	7.500%	3,000,000	3,113,882
TransDigm, Inc.(a)
12/15/2025	8.000%	394,000	412,332
03/15/2026	6.250%	5,697,000	5,891,458
TransDigm, Inc.
06/15/2026	6.375%	993,000	1,009,115
03/15/2027	7.500%	73,000	75,675
11/15/2027	5.500%	1,505,000	1,515,116
01/15/2029	4.625%	75,000	71,225
05/01/2029	4.875%	906,000	870,544
United Technologies Corp.
11/16/2028	4.125%	2,270,000	2,478,579
Total			34,817,875
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	647,000	631,646
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	1,257,000	1,286,720
04/20/2029	5.750%	192,066	196,840
Delta Air Lines, Inc.
01/15/2026	7.375%	380,000	432,700
10/28/2029	3.750%	2,500,000	2,427,452
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	657,100	671,770
United Airlines, Inc.(a)
04/15/2026	4.375%	320,000	317,741
04/15/2029	4.625%	357,000	354,807
Total			6,319,676
Automotive 0.6%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	494,000	503,195
04/01/2027	6.500%	29,000	29,876
07/01/2028	6.875%	2,000,000	2,101,100
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clarios Global LP(a)
05/15/2025	6.750%	118,000	122,720
Ford Motor Co.
02/12/2032	3.250%	1,115,000	1,063,028
01/15/2043	4.750%	6,616,000	6,765,325
12/08/2046	5.291%	1,500,000	1,645,804
Ford Motor Credit Co. LLC
03/18/2024	5.584%	1,014,000	1,060,462
09/08/2024	3.664%	934,000	943,804
11/13/2025	3.375%	1,019,000	1,019,905
01/09/2027	4.271%	630,000	649,013
08/17/2027	4.125%	540,000	552,760
02/16/2028	2.900%	329,000	313,830
IAA Spinco, Inc.(a)
06/15/2027	5.500%	740,000	760,405
Jaguar Land Rover Automotive PLC(a)
07/15/2029	5.500%	486,000	472,152
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	2,164,000	2,164,674
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	987,000	1,022,119
05/15/2027	8.500%	592,000	619,213
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	168,000	163,986
Tenneco, Inc.(a)
01/15/2029	7.875%	618,000	657,412
04/15/2029	5.125%	347,000	322,100
Total			22,952,883
Banking 5.6%
Bank of America Corp.(j)
07/23/2031	1.898%	18,920,000	17,529,345
10/20/2032	2.572%	18,220,000	17,663,946
Citigroup, Inc.(j)
06/03/2031	2.572%	3,633,000	3,541,331
01/25/2033	3.057%	17,722,000	17,886,825
Goldman Sachs Group, Inc. (The)(j)
07/21/2032	2.383%	9,627,000	9,116,083
02/24/2033	3.102%	19,436,000	19,544,214
HSBC Holdings PLC(j)
05/22/2030	3.973%	4,000,000	4,217,392
05/24/2032	2.804%	5,399,000	5,223,822
11/22/2032	2.871%	12,954,000	12,530,740
JPMorgan Chase & Co.(j)
04/22/2027	1.578%	9,500,000	9,191,177
10/15/2030	2.739%	4,175,000	4,153,823
11/19/2031	1.764%	2,500,000	2,287,504
04/22/2032	2.580%	15,751,000	15,323,235
11/08/2032	2.545%	11,122,000	10,787,680
01/25/2033	2.963%	5,191,000	5,222,273
11/19/2041	2.525%	6,000,000	5,366,418

6	Columbia Total Return Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(j)
12/10/2026	0.985%	2,000,000	1,900,205
07/22/2028	3.591%	5,000,000	5,246,053
07/21/2032	2.239%	7,626,000	7,198,148
10/20/2032	2.511%	11,909,000	11,518,199
Truist Financial Corp.(j)
03/02/2027	1.267%	2,250,000	2,176,603
Washington Mutual Bank(c),(e),(k)
Subordinated
01/15/2015	0.000%	27,379,000	41,068
Wells Fargo & Co.(j)
10/30/2030	2.879%	1,254,000	1,261,342
02/11/2031	2.572%	25,691,000	25,325,005
Total			214,252,431
Brokerage/Asset Managers/Exchanges 0.1%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	46,000	50,683
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	260,000	265,301
Hightower Holding LLC(a)
04/15/2029	6.750%	669,000	673,502
NFP Corp.(a)
08/15/2028	4.875%	700,000	682,776
08/15/2028	6.875%	2,366,000	2,251,362
Total			3,923,624
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	445,000	435,846
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	689,000	703,823
05/15/2029	4.125%	424,000	404,891
Cemex SAB de CV(a)
11/19/2029	5.450%	8,704,000	9,026,139
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	256,000	244,803
Interface, Inc.(a)
12/01/2028	5.500%	197,000	202,898
James Hardie International Finance DAC(a)
01/15/2028	5.000%	250,000	257,294
SRS Distribution, Inc.(a)
07/01/2028	4.625%	781,000	758,312
07/01/2029	6.125%	1,719,000	1,692,982
12/01/2029	6.000%	665,000	648,283
White Cap Buyer LLC(a)
10/15/2028	6.875%	474,000	486,774
Total			14,862,045
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.6%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	396,000	405,853
06/01/2029	5.375%	233,000	240,168
03/01/2030	4.750%	862,000	855,849
08/15/2030	4.500%	1,694,000	1,651,689
02/01/2031	4.250%	288,000	275,083
02/01/2032	4.750%	920,000	904,875
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	7,792,000	7,509,688
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	1,980,000	2,185,448
06/30/2062	3.950%	6,067,000	5,356,264
CSC Holdings LLC
06/01/2024	5.250%	871,000	897,187
CSC Holdings LLC(a)
02/01/2028	5.375%	952,000	955,247
01/15/2030	5.750%	598,000	563,410
12/01/2030	4.125%	1,399,000	1,278,740
12/01/2030	4.625%	358,000	318,715
02/15/2031	3.375%	1,904,000	1,662,001
11/15/2031	5.000%	237,000	213,713
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	990,000	993,218
DISH DBS Corp.
07/15/2022	5.875%	739,000	748,737
07/01/2026	7.750%	1,187,000	1,222,999
06/01/2029	5.125%	1,993,000	1,739,065
DISH DBS Corp.(a)
12/01/2028	5.750%	1,403,000	1,348,034
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	536,000	517,105
09/15/2028	6.500%	2,041,000	1,967,670
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	611,000	587,406
08/01/2027	5.000%	347,000	354,807
07/15/2028	4.000%	2,000,000	1,934,700
07/01/2030	4.125%	363,000	346,373
Videotron Ltd.(a)
06/15/2029	3.625%	18,151,000	17,577,990
Virgin Media Finance PLC(a)
07/15/2030	5.000%	805,000	758,890
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	469,000	478,437
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,732,000	1,670,309
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	555,000	526,943

Columbia Total Return Bond Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	335,000	343,956
Ziggo BV(a)
01/15/2030	4.875%	1,246,000	1,206,538
Total			59,597,107
Chemicals 0.3%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	328,000	304,254
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	607,000	624,193
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	1,500,000	1,525,793
Element Solutions, Inc.(a)
09/01/2028	3.875%	618,000	594,548
HB Fuller Co.
10/15/2028	4.250%	188,000	186,773
Herens Holdco Sarl(a)
05/15/2028	4.750%	476,000	452,941
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	829,000	878,340
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	739,000	724,220
Ingevity Corp.(a)
11/01/2028	3.875%	494,000	467,168
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	454,000	487,967
Iris Holdings, Inc.(a),(l)
02/15/2026	8.750%	279,000	281,841
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	140,000	141,588
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	568,000	542,696
10/01/2029	6.250%	282,000	268,874
SPCM SA(a)
03/15/2027	3.125%	282,000	270,204
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	284,000	279,047
09/30/2029	7.500%	160,000	155,093
WR Grace Holdings LLC(a)
06/15/2027	4.875%	836,000	832,063
08/15/2029	5.625%	1,743,000	1,682,281
Total			10,699,884
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	806,000	760,533
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herc Holdings, Inc.(a)
07/15/2027	5.500%	129,000	132,726
PECF USS Intermediate Holding III Corp.(a)
11/15/2029	8.000%	87,000	87,825
Ritchie Bros Holdings, Inc.(a)
12/15/2031	4.750%	870,000	875,814
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	183,000	186,111
United Rentals North America, Inc.
05/15/2027	5.500%	361,000	373,581
02/15/2031	3.875%	194,000	188,883
01/15/2032	3.750%	302,000	291,597
Total			2,897,070
Consumer Cyclical Services 0.2%
APX Group, Inc.(a)
07/15/2029	5.750%	384,000	359,953
Arches Buyer, Inc.(a)
06/01/2028	4.250%	155,000	146,277
12/01/2028	6.125%	93,000	90,323
ASGN, Inc.(a)
05/15/2028	4.625%	398,000	397,448
Match Group, Inc.(a)
06/01/2028	4.625%	97,000	95,928
02/15/2029	5.625%	79,000	82,596
Staples, Inc.(a)
04/15/2026	7.500%	934,000	920,867
04/15/2027	10.750%	28,000	26,085
Uber Technologies, Inc.(a)
05/15/2025	7.500%	688,000	719,549
01/15/2028	6.250%	200,000	208,769
08/15/2029	4.500%	3,037,000	2,939,742
Total			5,987,537
Consumer Products 0.4%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	912,000	949,864
Energizer Holdings, Inc.(a)
06/15/2028	4.750%	2,500,000	2,445,463
03/31/2029	4.375%	382,000	361,074
Mattel, Inc.(a)
04/01/2026	3.375%	247,000	246,920
12/15/2027	5.875%	446,000	473,920
04/01/2029	3.750%	765,000	764,987
Mattel, Inc.
10/01/2040	6.200%	2,391,000	2,946,399
11/01/2041	5.450%	28,000	31,393

8	Columbia Total Return Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.
06/01/2025	4.875%	371,000	389,789
04/01/2046	6.000%	3,600,000	4,290,102
Prestige Brands, Inc.(a)
01/15/2028	5.125%	214,000	215,821
04/01/2031	3.750%	255,000	231,860
Spectrum Brands, Inc.
07/15/2025	5.750%	202,000	206,215
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	247,000	233,030
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	332,000	310,208
Total			14,097,045
Diversified Manufacturing 0.7%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	314,000	309,356
Carrier Global Corp.
04/05/2050	3.577%	2,087,000	2,078,757
CFX Escrow Corp.(a)
02/15/2026	6.375%	349,000	359,904
Gates Global LLC/Co.(a)
01/15/2026	6.250%	876,000	901,192
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	5,680,000	6,480,060
General Electric Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	3.533%	9,760,000	9,536,119
Madison IAQ LLC(a)
06/30/2028	4.125%	741,000	710,813
06/30/2029	5.875%	1,282,000	1,185,643
Resideo Funding, Inc.(a)
09/01/2029	4.000%	573,000	543,416
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	282,000	296,597
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	340,000	344,172
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	1,621,000	1,697,035
06/15/2028	7.250%	346,000	371,015
Total			24,814,079
Electric 2.7%
AEP Texas, Inc.
01/15/2050	3.450%	4,500,000	4,361,145
Appalachian Power Co.
05/15/2044	4.400%	4,045,000	4,463,475
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.(a)
06/01/2026	5.250%	65,000	66,249
02/15/2028	4.500%	1,125,000	1,099,601
03/15/2028	5.125%	293,000	285,788
02/01/2031	5.000%	92,000	87,169
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	744,000	764,951
02/15/2031	3.750%	1,511,000	1,425,646
01/15/2032	3.750%	287,000	271,437
CMS Energy Corp.
03/01/2024	3.875%	523,000	542,358
11/15/2025	3.600%	260,000	272,533
DTE Energy Co.
10/01/2026	2.850%	8,462,000	8,670,927
Duke Energy Corp.
09/01/2046	3.750%	8,515,000	8,663,728
Emera US Finance LP
06/15/2046	4.750%	7,655,000	8,563,272
Eversource Energy
01/15/2028	3.300%	3,472,000	3,603,495
Georgia Power Co.
03/15/2042	4.300%	4,320,000	4,703,034
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	200,000	196,071
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	988,000	1,016,979
09/15/2027	4.500%	240,000	243,290
NRG Energy, Inc.
01/15/2028	5.750%	15,000	15,546
NRG Energy, Inc.(a)
02/15/2029	3.375%	270,000	250,295
06/15/2029	5.250%	1,142,000	1,174,033
02/15/2031	3.625%	5,525,000	5,125,264
02/15/2032	3.875%	8,630,000	8,112,817
Pacific Gas and Electric Co.
07/01/2050	4.950%	10,245,000	10,450,146
PacifiCorp
02/15/2050	4.150%	2,080,000	2,316,983
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	132,000	132,829
PG&E Corp.
07/01/2028	5.000%	80,000	80,004
07/01/2030	5.250%	649,000	644,899
Southern Co. (The)
07/01/2046	4.400%	2,083,000	2,304,000
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	79,000	80,014
01/15/2030	4.750%	494,000	495,966

Columbia Total Return Bond Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	69,282
02/15/2027	5.625%	209,000	213,164
07/31/2027	5.000%	712,000	722,294
05/01/2029	4.375%	5,950,000	5,735,168
WEC Energy Group, Inc.
10/15/2027	1.375%	3,345,000	3,168,036
Xcel Energy, Inc.
06/15/2028	4.000%	1,588,000	1,715,825
12/01/2029	2.600%	1,414,000	1,410,058
06/01/2030	3.400%	8,245,000	8,649,847
Total			102,167,618
Environmental 0.1%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	262,000	265,289
08/01/2025	3.750%	1,266,000	1,265,472
12/15/2026	5.125%	407,000	420,873
08/01/2028	4.000%	343,000	321,833
09/01/2028	3.500%	445,000	419,274
06/15/2029	4.750%	749,000	729,098
08/15/2029	4.375%	448,000	428,089
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,375,000	1,336,909
Total			5,186,837
Finance Companies 0.6%
Global Aircraft Leasing Co., Ltd.(a),(l)
09/15/2024	6.500%	216,909	203,313
Navient Corp.
01/25/2023	5.500%	225,000	229,731
06/15/2026	6.750%	235,000	248,863
03/15/2028	4.875%	256,000	244,838
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	618,000	631,843
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	2,049,000	1,919,190
03/01/2031	3.875%	4,865,000	4,563,700
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	15,775,000	14,798,396
SLM Corp.
10/29/2025	4.200%	245,000	251,806
Springleaf Finance Corp.
03/15/2024	6.125%	502,000	525,817
03/15/2025	6.875%	181,000	196,421
06/01/2025	8.875%	57,000	60,559
Total			23,874,477
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 2.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	13,543,000	16,080,646
Bacardi Ltd.(a)
05/15/2048	5.300%	8,600,000	10,692,825
Becle SAB de CV(a)
10/14/2031	2.500%	3,000,000	2,825,214
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,199,000	1,230,102
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	971,000	1,017,366
JBS USA LUX SA/Food Co./Finance, Inc.(a)
01/15/2030	5.500%	223,000	236,956
12/01/2031	3.750%	362,000	353,855
Kraft Heinz Foods Co.
06/01/2046	4.375%	7,724,000	8,099,010
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	627,000	619,844
01/31/2032	4.375%	626,000	618,261
MHP SE(a)
05/10/2024	7.750%	581,000	526,708
Mondelez International, Inc.
04/13/2030	2.750%	4,715,000	4,729,588
Performance Food Group, Inc.(a)
05/01/2025	6.875%	433,000	451,734
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	491,000	512,702
04/15/2031	4.250%	6,247,000	6,179,498
03/01/2032	3.500%	20,380,000	19,423,038
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,241,000	1,274,837
01/15/2028	5.625%	92,000	94,443
04/15/2030	4.625%	624,000	601,404
09/15/2031	4.500%	1,284,000	1,221,771
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	450,000	430,414
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	517,000	497,682
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	685,000	642,446
US Foods, Inc.(a)
04/15/2025	6.250%	563,000	582,741
02/15/2029	4.750%	585,000	575,487
06/01/2030	4.625%	487,000	476,910
Total			79,995,482

10	Columbia Total Return Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.6%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	23,000	24,393
06/15/2031	4.750%	739,000	727,639
Boyd Gaming Corp.
12/01/2027	4.750%	332,000	330,686
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	2,043,000	1,958,045
CCM Merger, Inc.(a)
05/01/2026	6.375%	133,000	137,988
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	428,000	440,840
07/01/2025	6.250%	1,442,000	1,494,573
07/01/2027	8.125%	646,000	695,212
International Game Technology PLC(a)
02/15/2025	6.500%	568,000	607,329
04/15/2026	4.125%	2,293,000	2,297,779
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	413,000	434,379
02/15/2029	3.875%	130,000	135,009
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	538,000	564,936
02/01/2027	5.750%	223,000	247,702
MGM Resorts International
05/01/2025	6.750%	2,000,000	2,073,396
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	607,000	593,156
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	373,000	350,595
Scientific Games International, Inc.(a)
07/01/2025	8.625%	182,000	192,548
10/15/2025	5.000%	1,979,000	2,022,659
03/15/2026	8.250%	819,000	855,855
05/15/2028	7.000%	88,000	92,394
11/15/2029	7.250%	603,000	652,817
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	495,000	495,004
12/01/2026	4.250%	358,000	361,611
02/15/2027	3.750%	106,000	105,053
12/01/2029	4.625%	55,000	56,652
08/15/2030	4.125%	2,911,000	2,926,738
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	137,000	137,687
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	260,000	270,719
10/01/2029	5.125%	165,000	160,302
Total			21,443,696
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.8%
180 Medical, Inc.(a)
10/15/2029	3.875%	200,000	195,786
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	290,000	294,619
04/15/2029	5.000%	994,000	981,663
AdaptHealth LLC(a)
03/01/2030	5.125%	1,020,000	998,649
Avantor Funding, Inc.(a)
07/15/2028	4.625%	485,000	486,864
11/01/2029	3.875%	1,275,000	1,239,464
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.210%	4,916,000	4,928,618
Becton Dickinson and Co.
06/06/2024	3.363%	907,000	937,585
02/11/2031	1.957%	1,505,000	1,397,072
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	158,000	147,735
04/01/2030	3.500%	382,000	358,081
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	390,000	391,225
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	42,000	41,761
03/15/2029	3.750%	215,000	207,452
03/15/2031	4.000%	172,000	165,633
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	438,000	453,379
03/15/2026	8.000%	392,000	408,854
03/15/2027	5.625%	129,000	130,023
04/15/2029	6.875%	627,000	621,731
CHS/Community Health Systems, Inc.(a),(f)
05/15/2030	5.250%	1,710,000	1,702,237
CVS Health Corp.
03/25/2048	5.050%	1,350,000	1,654,131
Encompass Health Corp.
02/01/2028	4.500%	422,000	420,034
HCA, Inc.
02/01/2025	5.375%	1,273,000	1,356,504
09/01/2028	5.625%	223,000	248,363
02/01/2029	5.875%	873,000	986,490
09/01/2030	3.500%	529,000	527,897
Hologic, Inc.(a)
02/15/2029	3.250%	170,000	161,105
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	281,000	275,608
IQVIA, Inc.(a)
10/15/2026	5.000%	970,000	992,254

Columbia Total Return Bond Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	287,000	279,107
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	104,000	109,132
02/01/2028	7.250%	23,000	24,495
Radiology Partners, Inc.(a)
02/01/2028	9.250%	186,000	185,160
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	417,000	405,758
Select Medical Corp.(a)
08/15/2026	6.250%	1,751,000	1,801,660
Syneos Health, Inc.(a)
01/15/2029	3.625%	159,000	150,785
Tenet Healthcare Corp.
07/15/2024	4.625%	507,000	508,961
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	366,000	381,508
01/01/2026	4.875%	220,000	221,028
02/01/2027	6.250%	578,000	592,198
11/01/2027	5.125%	774,000	775,911
06/15/2028	4.625%	69,000	68,488
10/01/2028	6.125%	900,000	904,194
01/15/2030	4.375%	640,000	617,530
Total			29,736,732
Healthcare Insurance 0.2%
Centene Corp.
12/15/2029	4.625%	916,000	951,711
10/15/2030	3.000%	752,000	729,952
08/01/2031	2.625%	6,500,000	6,089,876
Total			7,771,539
Home Construction 0.3%
Meritage Homes Corp.
06/01/2025	6.000%	277,000	300,582
Meritage Homes Corp.(a)
04/15/2029	3.875%	11,035,000	11,122,338
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	70,000	68,877
04/01/2029	4.750%	346,000	340,022
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	84,000	89,787
08/01/2030	5.125%	514,000	533,734
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	284,000	292,875
TRI Pointe Group, Inc.
06/15/2028	5.700%	144,000	152,984
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	143,000	150,660
Total			13,051,859
Independent Energy 2.1%
Apache Corp.
11/15/2025	4.625%	152,000	158,809
11/15/2027	4.875%	427,000	444,251
01/15/2030	4.250%	1,168,000	1,182,712
09/01/2040	5.100%	2,110,000	2,211,646
02/01/2042	5.250%	337,000	363,360
04/15/2043	4.750%	365,000	369,410
01/15/2044	4.250%	193,000	186,059
Callon Petroleum Co.
10/01/2024	6.125%	71,000	71,046
07/01/2026	6.375%	920,000	884,218
Callon Petroleum Co.(a)
08/01/2028	8.000%	400,000	407,356
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,825,000	1,928,298
CNX Resources Corp.(a)
03/14/2027	7.250%	595,000	624,529
01/15/2029	6.000%	453,000	467,161
Comstock Resources, Inc.(a)
03/01/2029	6.750%	284,000	293,069
01/15/2030	5.875%	286,000	284,440
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	648,000	652,928
05/01/2029	5.000%	223,000	225,121
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	202,000	211,152
01/30/2028	5.750%	213,000	220,356
Energuate Trust(a)
05/03/2027	5.875%	1,810,000	1,848,722
EQT Corp.
10/01/2027	3.900%	1,006,000	1,014,351
01/15/2029	5.000%	259,000	274,456
EQT Corp.(j)
02/01/2030	7.500%	149,000	177,346
EQT Corp.(a)
05/15/2031	3.625%	1,589,000	1,576,503
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	22,000	22,822
02/01/2029	5.750%	264,000	269,551
02/01/2031	6.000%	282,000	287,879
Matador Resources Co.
09/15/2026	5.875%	627,000	635,875
Newfield Exploration Co.
01/01/2026	5.375%	222,000	242,509

12	Columbia Total Return Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
07/15/2025	8.000%	213,000	241,985
08/15/2029	3.500%	2,060,000	2,031,572
09/01/2030	6.625%	896,000	1,051,717
01/01/2031	6.125%	2,894,000	3,342,325
09/15/2036	6.450%	9,723,000	11,764,971
03/15/2040	6.200%	672,000	778,444
07/15/2044	4.500%	1,959,000	1,888,484
06/15/2045	4.625%	12,134,000	11,755,699
03/15/2046	6.600%	12,797,000	16,098,595
04/15/2046	4.400%	8,025,000	7,677,364
03/15/2048	4.200%	1,807,000	1,683,586
08/15/2049	4.400%	2,059,000	1,945,688
Southwestern Energy Co.
02/01/2029	5.375%	214,000	217,649
02/01/2032	4.750%	1,973,000	1,971,180
Total			79,985,194
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	2,315,000	2,223,236
Lukoil International Finance BV(a)
04/24/2023	4.563%	971,000	985,541
Total			3,208,777
Leisure 0.4%
Carnival Corp.(a)
03/01/2026	7.625%	358,000	365,075
03/01/2027	5.750%	2,053,000	1,975,335
08/01/2028	4.000%	926,000	881,641
05/01/2029	6.000%	775,000	745,646
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	968,000	994,963
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	496,000	520,812
Cinemark USA, Inc.(a)
05/01/2025	8.750%	138,000	145,184
03/15/2026	5.875%	695,000	682,111
07/15/2028	5.250%	1,044,000	989,293
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	47,000	47,259
03/15/2026	5.625%	92,000	93,875
05/15/2027	6.500%	280,000	301,431
10/15/2027	4.750%	272,000	268,401
NCL Corp., Ltd.(a)
03/15/2026	5.875%	322,000	304,963
NCL Finance Ltd.(a)
03/15/2028	6.125%	168,000	158,870
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%	2,500,000	2,515,123
03/15/2028	3.700%	330,000	297,399
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	146,000	153,799
07/01/2026	4.250%	435,000	406,127
08/31/2026	5.500%	977,000	953,219
07/15/2027	5.375%	395,000	381,668
04/01/2028	5.500%	1,296,000	1,259,258
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	491,000	492,013
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	61,000	63,648
Viking Cruises Ltd.(a)
09/15/2027	5.875%	223,000	203,547
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	115,000	112,751
VOC Escrow Ltd.(a)
02/15/2028	5.000%	34,000	32,875
Total			15,346,286
Life Insurance 0.2%
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
12/01/2061	3.200%	2,595,000	2,422,193
10/15/2070	3.729%	1,556,000	1,613,408
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,100,000	2,206,496
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	205,000	249,134
Total			6,491,231
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	61,000	62,746
05/01/2028	5.750%	67,000	70,451
02/15/2032	3.625%	253,000	240,306
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	188,000	184,386
Travel + Leisure Co.
04/01/2024	4.150%	2,250,000	2,369,126
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	312,000	310,028
Total			3,237,043
Media and Entertainment 0.4%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	815,000	819,392

Columbia Total Return Bond Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel International BV(a)
08/01/2025	6.625%	289,000	298,313
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	1,033,000	1,073,014
06/01/2029	7.500%	1,217,000	1,260,655
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	672,000	675,374
iHeartCommunications, Inc.
05/01/2026	6.375%	767,634	795,429
05/01/2027	8.375%	996,507	1,043,319
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	392,000	398,758
01/15/2028	4.750%	1,257,000	1,250,960
Lamar Media Corp.
02/15/2028	3.750%	444,000	433,725
01/15/2029	4.875%	64,000	65,085
Netflix, Inc.
04/15/2028	4.875%	546,000	600,806
11/15/2028	5.875%	749,000	868,479
05/15/2029	6.375%	525,000	626,886
Netflix, Inc.(a)
11/15/2029	5.375%	167,000	190,995
06/15/2030	4.875%	3,306,000	3,692,487
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	268,000	266,229
01/15/2029	4.250%	207,000	195,525
03/15/2030	4.625%	144,000	138,250
Playtika Holding Corp.(a)
03/15/2029	4.250%	409,000	390,973
Roblox Corp.(a)
05/01/2030	3.875%	614,000	592,729
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	78,000	74,476
01/15/2031	5.375%	152,000	150,323
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	699,000	716,348
Univision Communications, Inc.(a)
05/01/2029	4.500%	361,000	357,802
Total			16,976,332
Metals and Mining 0.9%
Alcoa Nederland Holding BV(a)
03/31/2029	4.125%	282,000	283,544
Allegheny Technologies, Inc.
10/01/2029	4.875%	161,000	157,815
10/01/2031	5.125%	780,000	765,961
Commercial Metals Co.
02/15/2031	3.875%	60,000	57,378
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium NV(a)
02/15/2026	5.875%	614,000	620,944
Constellium SE(a)
06/15/2028	5.625%	961,000	992,451
04/15/2029	3.750%	1,309,000	1,237,827
Freeport-McMoRan, Inc.
09/01/2029	5.250%	432,000	457,921
08/01/2030	4.625%	512,000	532,514
03/15/2043	5.450%	21,089,000	24,810,497
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	392,000	385,693
04/01/2029	6.125%	655,000	681,174
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	2,091,000	1,968,326
Novelis Corp.(a)
11/15/2026	3.250%	381,000	369,857
01/30/2030	4.750%	824,000	822,306
08/15/2031	3.875%	459,000	432,819
Total			34,577,027
Midstream 2.6%
Cheniere Energy Partners LP
10/01/2029	4.500%	392,000	401,263
03/01/2031	4.000%	409,000	408,145
Cheniere Energy Partners LP(a)
01/31/2032	3.250%	1,328,000	1,249,046
Cheniere Energy, Inc.
10/15/2028	4.625%	593,000	601,934
CNX Midstream Partners LP(a)
04/15/2030	4.750%	671,000	657,285
DCP Midstream Operating LP
03/15/2023	3.875%	48,000	48,641
05/15/2029	5.125%	484,000	512,559
04/01/2044	5.600%	174,000	201,840
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	143,000	143,869
DT Midstream, Inc.(a)
06/15/2029	4.125%	469,000	463,391
06/15/2031	4.375%	931,000	919,213
Enterprise Products Operating LLC
01/31/2060	3.950%	4,300,000	4,285,595
EQM Midstream Partners LP(a)
07/01/2025	6.000%	157,000	162,487
07/01/2027	6.500%	417,000	438,633
01/15/2029	4.500%	315,000	300,733
01/15/2031	4.750%	3,893,000	3,724,552
EQM Midstream Partners LP
07/15/2048	6.500%	9,020,000	9,697,679

14	Columbia Total Return Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	950,000	913,413
Hess Midstream Operations LP(a)
02/15/2030	4.250%	202,000	195,542
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	722,000	704,173
ITT Holdings LLC(a)
08/01/2029	6.500%	324,000	310,909
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	340,000	374,581
Kinder Morgan, Inc.
02/15/2046	5.050%	8,970,000	10,098,493
MPLX LP
04/15/2048	4.700%	2,850,000	3,100,184
NuStar Logistics LP
10/01/2025	5.750%	1,237,000	1,293,477
06/01/2026	6.000%	284,000	298,203
04/28/2027	5.625%	165,000	168,486
10/01/2030	6.375%	604,000	653,696
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	11,015,000	10,997,683
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	184,000	183,904
Sunoco LP/Finance Corp.
04/15/2027	6.000%	239,000	246,388
Targa Resources Partners LP/Finance Corp.
04/15/2026	5.875%	371,000	383,144
02/01/2027	5.375%	376,000	385,739
01/15/2028	5.000%	577,000	590,334
01/15/2029	6.875%	43,000	47,052
03/01/2030	5.500%	1,091,000	1,157,393
02/01/2031	4.875%	1,635,000	1,709,466
Targa Resources Partners LP/Finance Corp.(a)
01/15/2032	4.000%	13,386,000	13,324,521
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	355,000	348,444
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	1,753,000	1,752,362
08/15/2031	4.125%	4,628,000	4,662,507
11/01/2033	3.875%	9,677,000	9,578,508
Western Gas Partners LP
03/01/2048	5.300%	3,131,000	3,459,826
08/15/2048	5.500%	2,583,000	2,849,000
Williams Companies, Inc. (The)
09/15/2045	5.100%	2,916,000	3,383,115
10/15/2051	3.500%	2,924,000	2,751,326
Total			100,138,734
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.4%
NiSource, Inc.
05/01/2030	3.600%	3,435,000	3,609,912
02/15/2043	5.250%	535,000	655,771
05/15/2047	4.375%	8,669,000	9,778,555
Sempra Energy
06/15/2027	3.250%	302,000	312,536
Total			14,356,774
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	221,000	228,954
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	100,000	100,636
Nabors Industries Ltd.(a)
01/15/2026	7.250%	164,000	157,019
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	50,333	48,369
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	31,490	30,902
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	527,389	511,325
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	103,000	104,526
Total			1,181,731
Other Industry 0.0%
Dycom Industries, Inc.(a)
04/15/2029	4.500%	420,000	411,870
Hillenbrand, Inc.
03/01/2031	3.750%	333,000	322,905
Total			734,775
Other REIT 0.1%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	825,000	793,690
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	531,000	533,714
02/01/2027	4.250%	372,000	360,433
06/15/2029	4.750%	1,749,000	1,712,462
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	380,000	388,587
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	462,000	457,236
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	232,000	224,435

Columbia Total Return Bond Fund | Third Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	326,000	317,070
09/15/2029	4.000%	358,000	336,851
Service Properties Trust
03/15/2024	4.650%	219,000	212,856
10/01/2024	4.350%	103,000	98,365
12/15/2027	5.500%	135,000	133,387
Total			5,569,086
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,806,000	1,720,230
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,492,000	1,480,450
08/15/2027	5.250%	383,000	373,824
08/15/2027	5.250%	303,000	295,822
Berry Global, Inc.
01/15/2026	1.570%	4,500,000	4,347,568
Berry Global, Inc.(a)
02/15/2026	4.500%	296,000	297,296
BWAY Holding Co.(a)
04/15/2024	5.500%	296,000	295,655
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	219,000	217,702
Canpack SA/US LLC(a)
11/15/2029	3.875%	1,209,000	1,159,500
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	550,000	567,334
LABL, Inc.(a)
11/01/2028	5.875%	116,000	114,789
Novolex(a)
01/15/2025	6.875%	28,000	28,021
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	1,187,000	1,201,845
08/15/2027	8.500%	555,000	572,285
Total			12,672,321
Pharmaceuticals 0.4%
AbbVie, Inc.
06/15/2044	4.850%	2,170,000	2,546,838
11/21/2049	4.250%	5,360,000	5,974,312
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	319,000	325,371
11/01/2025	5.500%	248,000	250,008
04/01/2026	9.250%	1,613,000	1,664,970
01/31/2027	8.500%	397,000	401,495
08/15/2027	5.750%	608,000	610,032
06/01/2028	4.875%	223,000	211,995
02/15/2031	5.250%	523,000	417,195
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a),(f)
02/01/2027	6.125%	686,000	688,092
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	253,000	249,838
06/30/2028	6.000%	326,000	220,850
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%	518,000	492,221
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	501,000	499,052
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,339,000	1,323,360
04/30/2031	5.125%	998,000	997,649
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	149,000	149,926
Total			17,023,204
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	701,000	683,898
10/15/2027	6.750%	1,071,000	1,059,408
11/01/2029	5.875%	1,030,000	1,016,539
AssuredPartners, Inc.(a)
01/15/2029	5.625%	769,000	714,437
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,015,000	967,497
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	277,000	281,402
HUB International Ltd.(a)
12/01/2029	5.625%	856,000	848,504
MGIC Investment Corp.
08/15/2028	5.250%	49,000	50,623
Radian Group, Inc.
03/15/2025	6.625%	908,000	978,954
03/15/2027	4.875%	339,000	351,791
Ryan Specialty Group LLC(a),(f)
02/01/2030	4.375%	285,000	283,592
USI, Inc.(a)
05/01/2025	6.875%	65,000	65,002
Total			7,301,647
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	1,123,000	1,160,494
01/15/2028	3.875%	884,000	863,138
10/15/2030	4.000%	299,000	277,578
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	945,000	917,902

16	Columbia Total Return Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp.(a)
06/15/2025	7.000%	1,508,000	1,572,391
02/15/2026	6.750%	887,000	902,445
Papa John’s International, Inc.(a)
09/15/2029	3.875%	189,000	179,740
Yum! Brands, Inc.(a)
04/01/2025	7.750%	1,070,000	1,120,672
Yum! Brands, Inc.
03/15/2031	3.625%	223,000	210,714
Total			7,205,074
Retailers 0.2%
Amazon.com, Inc.
05/12/2051	3.100%	3,000,000	2,964,370
Asbury Automotive Group Inc.(a)
02/15/2032	5.000%	195,000	193,688
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	195,000	192,290
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	227,000	217,521
L Brands, Inc.(a)
07/01/2025	9.375%	28,000	33,486
10/01/2030	6.625%	278,000	299,265
L Brands, Inc.
06/15/2029	7.500%	63,000	68,799
11/01/2035	6.875%	200,000	229,976
Subordinated
03/01/2033	6.950%	1,500,000	1,636,209
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	377,000	364,216
Penske Automotive Group, Inc.
09/01/2025	3.500%	36,000	35,810
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	603,000	602,500
02/15/2029	7.750%	545,000	584,487
Total			7,422,617
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	76,000	80,671
02/15/2028	5.875%	296,000	309,806
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	1,250,000	1,216,730
01/15/2027	4.625%	688,000	703,981
02/15/2030	4.875%	581,000	592,023
Total			2,903,211
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.8%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	269,000	257,872
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	94,000	98,054
03/01/2026	9.125%	28,000	29,209
Broadcom, Inc.(a)
04/15/2034	3.469%	10,850,000	10,739,825
11/15/2036	3.187%	4,079,000	3,870,881
Camelot Finance SA(a)
11/01/2026	4.500%	189,000	191,883
CDK Global, Inc.
06/01/2027	4.875%	91,000	93,484
CDK Global, Inc.(a)
05/15/2029	5.250%	190,000	197,650
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	375,000	358,351
07/01/2029	4.875%	809,000	770,595
CommScope Technologies LLC(a)
06/15/2025	6.000%	147,000	143,177
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	271,000	270,432
Gartner, Inc.(a)
07/01/2028	4.500%	204,000	208,250
06/15/2029	3.625%	4,944,000	4,790,181
10/01/2030	3.750%	10,045,000	9,741,701
HealthEquity, Inc.(a)
10/01/2029	4.500%	995,000	975,707
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	693,000	674,521
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	614,000	619,208
Iron Mountain, Inc.(a)
07/15/2028	5.000%	140,000	139,763
09/15/2029	4.875%	62,000	61,231
07/15/2030	5.250%	769,000	763,718
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,724,000	1,682,373
Minerva Merger Sub, Inc.(a),(f)
02/15/2030	6.500%	1,397,000	1,390,898
NCR Corp.(a)
09/01/2027	5.750%	91,000	92,791
10/01/2028	5.000%	512,000	509,982
04/15/2029	5.125%	883,000	881,317
09/01/2029	6.125%	274,000	287,415
10/01/2030	5.250%	203,000	200,343

Columbia Total Return Bond Fund | Third Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	204,000	204,585
07/15/2029	4.500%	373,000	347,733
10/01/2030	5.875%	404,000	405,586
07/15/2031	4.750%	466,000	434,381
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	1,090,000	1,123,413
02/15/2042	3.125%	2,907,000	2,761,381
Oracle Corp.
04/01/2050	3.600%	14,840,000	13,177,136
03/25/2061	4.100%	2,769,000	2,591,801
Plantronics, Inc.(a)
03/01/2029	4.750%	1,400,000	1,272,440
PTC, Inc.(a)
02/15/2025	3.625%	221,000	221,739
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	108,000	120,795
09/01/2025	7.375%	148,000	152,165
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	362,000	367,485
Square, Inc.(a)
06/01/2026	2.750%	151,000	146,454
06/01/2031	3.500%	318,000	302,917
Switch Ltd.(a)
09/15/2028	3.750%	100,000	95,534
06/15/2029	4.125%	374,000	364,424
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	285,000	295,119
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	2,050,000	1,818,943
Verscend Escrow Corp.(a)
08/15/2026	9.750%	739,000	776,458
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,026,000	965,785
Total			67,987,086
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	100,000	102,847
FedEx Corp.
04/01/2046	4.550%	3,660,000	4,110,385
Total			4,213,232
Wireless 1.2%
Altice France Holding SA(a)
02/15/2028	6.000%	831,000	758,355
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Altice France SA(a)
02/01/2027	8.125%	127,000	134,375
01/15/2028	5.500%	1,233,000	1,178,472
07/15/2029	5.125%	1,309,000	1,211,232
10/15/2029	5.500%	798,000	756,131
American Tower Corp.
08/15/2029	3.800%	7,011,000	7,400,790
09/15/2031	2.300%	1,952,000	1,826,981
SBA Communications Corp.
02/15/2027	3.875%	557,000	562,515
02/01/2029	3.125%	857,000	799,994
Sprint Capital Corp.
03/15/2032	8.750%	310,000	433,062
Sprint Corp.
06/15/2024	7.125%	994,000	1,083,626
02/15/2025	7.625%	741,000	824,426
03/01/2026	7.625%	485,000	556,712
T-Mobile USA, Inc.
02/15/2026	2.250%	140,000	134,972
02/01/2028	4.750%	286,000	295,713
02/15/2029	2.625%	572,000	537,870
04/15/2029	3.375%	3,500,000	3,439,025
02/15/2031	2.875%	949,000	892,086
04/15/2031	3.500%	2,392,000	2,339,239
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	13,192,000	12,903,809
10/15/2052	3.400%	4,993,000	4,585,316
11/15/2060	3.600%	1,240,000	1,132,725
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,813,000	1,679,956
07/15/2031	4.750%	1,155,000	1,110,165
Total			46,577,547
Wirelines 1.4%
AT&T, Inc.
09/15/2055	3.550%	5,858,000	5,528,830
12/01/2057	3.800%	16,278,000	15,930,960
Cablevision Lightpath LLC(a)
09/15/2028	5.625%	200,000	191,054
CenturyLink, Inc.
12/01/2023	6.750%	1,148,000	1,218,519
04/01/2025	5.625%	527,000	544,822
CenturyLink, Inc.(a)
12/15/2026	5.125%	329,000	332,100
02/15/2027	4.000%	338,000	325,192
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	698,000	660,243
03/01/2028	6.125%	516,000	488,905
Iliad Holding SAS(a)
10/15/2026	6.500%	637,000	646,029
10/15/2028	7.000%	1,434,000	1,453,586

18	Columbia Total Return Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	240,000	226,040
Verizon Communications, Inc.(a)
03/15/2032	2.355%	9,218,000	8,752,248
Verizon Communications, Inc.
08/10/2033	4.500%	10,107,000	11,453,015
03/22/2061	3.700%	5,012,000	5,023,009
Total			52,774,552
Total Corporate Bonds & Notes (Cost $1,248,455,296)			1,206,332,977

Foreign Government Obligations(m),(n) 2.3%

Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	660,000	623,727
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	75,000	75,517
06/01/2027	5.250%	445,000	450,807
05/15/2029	4.250%	289,000	275,059
Total			801,383
Colombia 0.5%
Colombia Government International Bond
04/15/2031	3.125%	3,793,000	3,258,869
04/22/2032	3.250%	2,860,000	2,434,062
02/26/2044	5.625%	775,000	711,489
06/15/2045	5.000%	3,000,000	2,552,093
05/15/2049	5.200%	4,442,000	3,827,965
Ecopetrol SA
04/29/2030	6.875%	4,400,000	4,724,870
Total			17,509,348
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	862,150
Egypt 0.0%
Egypt Government International Bond(a)
02/16/2031	5.875%	1,000,000	846,155
01/31/2047	8.500%	1,015,000	847,977
Total			1,694,132
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%	1,710,000	1,732,699
03/15/2024	7.500%	971,000	983,889
Total			2,716,588
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		2,250,000	2,230,821
Indonesia 0.2%
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%		342,000	358,806
05/15/2030	5.450%		1,700,000	1,860,921
PT Pertamina Persero(a)
05/30/2044	6.450%		1,650,000	2,004,874
01/21/2050	4.175%		5,280,000	5,131,471
Total				9,356,072
Mexico 0.8%
Mexico Government International Bond
08/14/2041	4.280%		2,500,000	2,448,943
Petroleos Mexicanos
09/21/2047	6.750%		14,016,000	12,020,647
01/23/2050	7.690%		6,500,000	6,028,750
01/28/2060	6.950%		11,185,000	9,573,950
Total				30,072,290
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2049	4.817%		2,400,000	2,999,715
Qatar Petroleum(a)
07/12/2031	2.250%		2,788,000	2,686,655
Total				5,686,370
Romania 0.1%
Romanian Government International Bond(a)
05/26/2028	2.875%	EUR	4,100,000	4,836,452
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		1,320,000	1,334,368
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%		2,550,000	3,082,695
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%		855,000	859,176
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		2,300,000	2,326,795

Columbia Total Return Bond Fund | Third Quarter Report 2022	19

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 0.0%
Turkey Government International Bond
02/17/2028	5.125%	2,000,000	1,781,185
Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2032	7.375%	800,000	678,243
United Arab Emirates 0.1%
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%	264,000	269,896
DP World Ltd.(a)
09/25/2048	5.625%	1,100,000	1,280,241
DP World PLC(a)
07/02/2037	6.850%	1,280,000	1,606,259
Total			3,156,396
Total Foreign Government Obligations (Cost $95,515,771)			89,608,191

Residential Mortgage-Backed Securities - Agency 15.7%

Federal Home Loan Mortgage Corp.
04/01/2026- 11/01/2041	4.000%	1,810,538	1,959,715
09/01/2035- 02/01/2051	1.500%	31,712,890	30,540,530
06/01/2037- 01/01/2038	6.000%	31,814	35,772
03/01/2039- 02/01/2041	4.500%	594,177	649,286
12/01/2040- 11/01/2044	3.500%	8,247,518	8,749,731
11/01/2042- 09/01/2049	3.000%	19,989,222	20,710,684
Federal Home Loan Mortgage Corp.(o)
12/01/2046	3.500%	7,102,995	7,456,826
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	5.794%	319,377	49,524
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	5.944%	727,034	158,312
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.942%	13,712,835	2,512,031
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4979 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 06/25/2048	5.942%	5,863,423	1,268,885
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	5.944%	1,130,792	187,967
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.864%	513,129	93,379
Federal Home Loan Mortgage Corp.(h)
CMO Series 4176 Class BI
03/15/2043	3.500%	958,836	134,214
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4620 Class AS
11/15/2042	1.587%	888,964	49,600
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5187 Class IK
01/25/2052	3.000%	23,708,893	4,543,010
Federal National Mortgage Association
07/01/2022	5.000%	3,359	3,452
02/01/2034- 06/01/2038	5.500%	266,703	300,888
10/01/2037- 11/01/2037	6.500%	28,282	33,072
12/01/2038	6.000%	5,741	6,295
06/01/2039- 08/01/2041	4.500%	392,975	429,791
11/01/2040- 09/01/2048	4.000%	2,539,830	2,717,599
05/01/2042- 12/01/2047	3.500%	4,355,352	4,607,375
03/01/2043- 11/01/2049	3.000%	37,619,977	38,902,083
04/01/2050- 06/01/2051	2.500%	21,240,203	21,244,594
07/01/2050- 08/01/2050	2.000%	28,304,266	27,674,534
CMO Series 2017-72 Class B
09/25/2047	3.000%	6,266,726	6,405,645
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	1.665%	2,680	2,689
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	2.305%	50,681	50,870

20	Columbia Total Return Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(o)
10/01/2040- 07/01/2041	4.500%	2,074,608	2,259,532
08/01/2043- 02/01/2048	4.000%	12,477,467	13,417,114
Federal National Mortgage Association(b),(h)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.792%	2,509,546	482,704
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.042%	1,527,926	287,087
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.892%	1,123,649	187,510
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.892%	4,588,130	819,302
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.892%	10,799,033	1,971,581
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	6.042%	5,566,025	1,105,256
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	5.992%	4,625,952	845,321
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.042%	4,003,440	804,434
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.042%	7,977,149	1,539,654
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.092%	5,583,385	1,157,850
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.092%	4,567,440	856,652
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	6.042%	8,278,046	1,548,800
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.942%	20,204,129	3,494,417
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.942%	12,187,708	2,248,435
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.942%	10,538,268	2,284,133
Federal National Mortgage Association(h)
CMO Series 2020-76 Class EI
11/25/2050	2.500%	14,843,036	2,498,696
CMO Series 2021-3 Class TI
02/25/2051	2.500%	50,338,467	8,791,135
Freddie Mac REMICS(h)
CMO Series 5123 Class IG
08/25/2048	2.500%	16,220,308	2,126,878
CMO Series 5152 Class XI
11/25/2050	2.500%	43,434,254	6,180,495
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	5.500%	5,000,000	4,935,691
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2025	1.625%	5,070	5,177

Columbia Total Return Bond Fund | Third Quarter Report 2022	21

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
01/20/2036	2.000%	8,384,968	8,417,040
08/20/2038- 02/15/2039	5.500%	58,258	63,985
12/15/2038- 01/15/2039	6.000%	37,457	42,369
10/15/2040- 04/15/2041	4.000%	516,574	566,746
Government National Mortgage Association(o)
04/20/2048	4.500%	5,134,574	5,451,353
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	4,173,021	396,979
CMO Series 2020-127 Class AI
08/20/2050	3.000%	30,595,523	3,864,389
CMO Series 2020-175 Class KI
11/20/2050	2.500%	27,928,324	4,065,420
CMO Series 2020-191 Class UG
12/20/2050	3.500%	19,698,558	2,918,629
CMO Series 2021-119 Class QI
07/20/2051	3.000%	24,115,012	3,309,310
CMO Series 2021-16 Class KI
01/20/2051	2.500%	24,545,491	3,581,361
CMO Series 2021-179 Class IB
09/20/2051	3.000%	74,071,405	10,000,247
CMO Series 2021-89 Class IO
05/20/2051	3.000%	26,578,147	3,767,219
CMO Series 2021-9 Class MI
01/20/2051	2.500%	22,425,346	2,624,160
CMO Series 2021-97 Class IQ
06/20/2051	2.500%	16,177,708	2,161,877
Government National Mortgage Association(b),(h)
CMO Series 2017-130 Class GS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.096%	10,211,808	2,471,305
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.096%	5,407,226	1,195,629
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	6.096%	7,311,250	1,122,753
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.096%	3,228,560	457,175
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	6.046%	4,529,138	740,117
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.096%	4,409,039	637,347
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.096%	5,268,065	864,927
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	6.146%	6,590,788	1,250,373
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	6.096%	5,359,695	838,781
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	6.046%	3,911,831	583,749
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.096%	10,570,173	1,528,860
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	6.046%	8,940,208	1,430,560
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.096%	5,613,539	1,115,565

22	Columbia Total Return Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-89 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.096%	7,070,076	1,033,217
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.096%	5,475,306	842,640
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	5.896%	8,432,804	1,433,578
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	6.046%	6,222,620	1,046,246
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	6.046%	6,869,944	1,092,877
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	5.946%	6,696,928	899,323
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	6.046%	6,063,152	964,799
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	6.046%	9,412,239	1,655,862
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	5.946%	4,556,323	719,301
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	6.046%	8,254,744	1,309,617
Government National Mortgage Association TBA(f)
02/22/2052	2.500%	65,000,000	65,436,719
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(f)
02/17/2037- 02/14/2052	2.000%	33,000,000	32,712,891
02/17/2037- 02/14/2052	2.500%	32,000,000	32,592,813
02/17/2037- 02/14/2052	3.000%	116,500,000	119,501,859
02/14/2052	3.500%	14,750,000	15,374,570
02/14/2052	4.000%	14,000,000	14,793,516
Total Residential Mortgage-Backed Securities - Agency (Cost $600,385,987)			598,204,260

Residential Mortgage-Backed Securities - Non-Agency 31.0%

510 Asset Backed Trust(a),(g)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	10,464,361	10,291,755
American Mortgage Trust(c),(e),(g)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	35	21
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	4,795,000	4,802,158
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	3.458%	2,036,551	2,050,753
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.858%	4,606,129	4,606,169
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	2.108%	5,250,000	5,249,997
CMO Series 2019-2A Class M2
1-month USD LIBOR + 3.100% Floor 3.100% 04/25/2029	3.208%	10,964,000	11,092,129
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.708%	6,945,456	6,963,619
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.608%	3,727,000	3,717,742
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.958%	3,000,000	3,020,620

Columbia Total Return Bond Fund | Third Quarter Report 2022	23

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-3A Class M1C
1-month USD LIBOR + 3.700% Floor 3.700% 10/25/2030	3.808%	6,900,000	7,105,557
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	3.708%	7,801,260	7,850,112
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.200% Floor 2.200% 03/25/2031	2.210%	8,300,000	8,452,852
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	1.510%	8,000,000	7,995,099
Subordinated CMO Series 2018-3A Class B1
1-month USD LIBOR + 3.900% Floor 3.900% 10/25/2028	4.008%	6,000,000	6,036,918
BRAVO Residential Funding Trust(a),(g)
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	471,564	474,073
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	1,700,000	1,670,273
BVRT Financing Trust(a),(b),(e)
CMO Series 2020-CRT1 Class M3
1-month USD LIBOR + 4.000% 07/10/2032	4.077%	3,841,110	3,860,316
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	1.800%	14,085,148	14,085,148
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	2.950%	15,300,000	15,300,000
CMO Series 2021-CRT3 Class B1
30-day Average SOFR + 4.300% Floor 4.300% 01/10/2031	4.338%	10,000,000	10,000,000
CMO Series 2021-CRT3 Class M2
30-day Average SOFR + 2.050% Floor 2.050% 01/10/2031	2.088%	741,375	741,375
CMO Series 2021-CRT3 Class M3
30-day Average SOFR + 3.150% Floor 3.150% 01/10/2031	3.188%	3,100,000	3,100,000
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BVRT Financing Trust(a),(b),(c),(e)
CMO Series 2021-2F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 01/10/2032	1.600%	755,849	757,210
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.345%	2,608,137	2,613,028
CMO Series 2021-CRT1 Class M3
1-month USD LIBOR + 2.750% Floor 3.000% 01/10/2033	3.000%	20,000,000	20,062,500
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.858%	6,600,000	6,606,013
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.182%	5,406,294	5,290,058
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2014-12 Class 3A1
10/25/2035	2.708%	34,333	34,269
CMO Series 2015-A Class A4
06/25/2058	4.250%	21,882	21,932
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	6,357,747	6,362,474
COLT Mortgage Loan Trust(a),(g)
CMO Series 2021-3 Class A1
09/27/2066	0.956%	9,149,684	9,079,202
CMO Series 2021-5 Class A3
11/26/2066	2.807%	6,400,000	6,390,715
CMO Series 2021-6 Class A3
12/25/2066	3.006%	8,426,000	8,319,765
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.258%	6,939,937	6,928,749
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	1.950%	15,000,000	15,029,096
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	6.050%	19,800,000	19,354,819
Credit Suisse Mortgage Trust(a),(g)
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	2,740,977	2,703,661

24	Columbia Total Return Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMC Trust(a),(g)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.414%	16,496,949	16,714,542
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	3,867,888	3,853,695
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	7,190,000	7,272,816
CMO Series 2021-4 Class A1
11/25/2066	1.931%	7,798,648	7,716,415
CMO Series 2021-4 Class A3
11/25/2066	2.239%	8,091,097	7,975,197
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class B1
1-month USD LIBOR + 4.000% Floor 4.000% 11/25/2028	4.108%	3,000,000	3,031,863
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	1.808%	1,376,515	1,376,514
CMO Series 2020-2 Class M1C
1-month USD LIBOR + 4.500% 10/25/2030	4.648%	1,226,648	1,228,894
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.558%	15,300,000	15,212,302
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,517,624
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2014-C03 Class 1M2
1-month USD LIBOR + 3.000% Floor 3.000% 07/25/2024	3.108%	10,716,642	10,890,498
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
CMO Series 2020-HQA4 Class M2
1-month USD LIBOR + 3.150% 09/25/2050	3.258%	1,884,959	1,893,822
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2018-DNA1 Class M2
1-month USD LIBOR + 1.800% 07/25/2030	1.908%	10,137,387	10,200,357
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust(a),(b)
CMO Series 2019-DNA1 Class M2
1-month USD LIBOR + 2.650% 01/25/2049	2.758%	4,433,470	4,488,990
FMC GMSR Issuer Trust(a),(g)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	10,500,000	10,411,473
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA4 Class M2
1-month USD LIBOR + 3.750% Floor 3.750% 08/25/2050	3.858%	2,194,973	2,204,666
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	1.700%	4,600,000	4,613,851
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	2.300%	8,500,000	8,566,302
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	1.900%	7,900,000	7,903,534
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	5.858%	7,625,000	8,026,078
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-DNA4 Class B1
1-month USD LIBOR + 2.700% 10/25/2049	2.808%	8,625,000	8,627,596
Subordinated CMO Series 2019-FTR2 Class M2
1-month USD LIBOR + 2.150% 11/25/2048	2.258%	7,000,000	7,017,340
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	2.650%	14,109,332	14,248,799
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.050%	8,500,000	8,886,844
GCAT LLC(a),(g)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	12,720,262	12,597,159
GCAT Trust(a),(g)
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	4,100,000	4,059,728
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	7,500,000	7,413,097
CMO Series 2021-NQM7 Class A3
08/25/2066	2.891%	10,000,000	9,873,303
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	2.949%	18,000,000	18,054,076
Glebe Funding Trust (The)(a),(e)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	19,843,142	19,818,338

Columbia Total Return Bond Fund | Third Quarter Report 2022	25

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Re Ltd.(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.150% Floor 4.150% 10/25/2030	4.258%	11,550,000	11,708,438
Subordinated CMO Series 2019-1 Class B1
1-month USD LIBOR + 4.350% 05/25/2029	4.458%	7,323,000	7,331,800
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	8,662,516	8,777,552
Imperial Fund Mortgage Trust(a),(g)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	4,085,156	4,059,194
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	6,338,348	6,321,963
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	5,402,985	5,324,068
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	11,153,382	11,010,794
Loan Revolving Advance Investment Trust(a),(b),(c),(e)
CMO Series 2021-1 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 12/31/2022	2.837%	8,242,041	8,242,041
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	2.838%	18,300,000	18,300,000
MFA Trust(a),(g)
CMO Series 2020-NQM1 Class M1
08/25/2049	3.071%	2,800,000	2,806,380
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	12,854,000	12,873,331
Mortgage Acquisition Trust I LLC(a),(e)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	7,218,861	7,209,837
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 02/25/2030	1.858%	2,387,788	2,340,741
MRA Issuance Trust(a),(b)
CMO Series 2021-14 Class A1X
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2022	1.336%	10,000,000	9,999,942
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-EBO4 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 02/16/2022	1.840%	20,000,000	20,000,501
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	15,000,000	15,001,508
MRA Issuance Trust(a),(b),(c),(e)
CMO Series 2021-EBO8 Class A1
1-month USD LIBOR + 2.750% Floor 2.750% 02/16/2022	2.846%	15,000,000	15,000,000
New York Mortgage Trust(a),(g)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	8,280,000	8,242,917
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	4,135,830	4,134,129
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.658%	1,032,766	1,035,286
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.508%	116,746	116,958
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.058%	5,000,000	5,022,959
Oaktown Re Ltd.(a),(b)
Subordinated CMO Series 2017-1A Class M2
1-month USD LIBOR + 4.000% 04/25/2027	4.108%	270,487	271,003
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600% Floor 3.600% 10/25/2030	3.708%	6,684,247	6,735,047
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	2.100%	4,000,000	4,023,369
OSAT Trust(a),(g)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	5,560,617	5,554,029

26	Columbia Total Return Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PMC PLS ESR Issuer LLC(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	2,510,286	2,509,320
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.108%	3,232,667	3,230,290
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.858%	3,074,531	3,050,281
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.958%	26,000,000	26,043,758
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.758%	38,450,000	38,508,905
Point Securitization Trust(a),(g)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	13,896,826	13,896,815
Preston Ridge Partners Mortgage(a),(g)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	6,394,333	6,356,268
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	17,343,712	17,138,779
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	14,942,566	14,836,124
CMO Series 2021-7 Class A1
08/25/2026	1.867%	7,793,720	7,667,956
Preston Ridge Partners Mortgage Trust LLC(a),(g)
CMO Series 2021-8 Class A1
09/25/2026	1.743%	6,374,667	6,234,436
Pretium Mortgage Credit Partners(a),(g)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	25,000,000	24,910,783
Pretium Mortgage Credit Partners I LLC(a),(g)
CMO Series 2021-NPL2 Class A1
06/27/2060	1.992%	10,181,227	9,995,705
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	7,391,777	7,287,179
PRPM LLC(a),(g)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	5,606,242	5,497,527
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.858%	9,092,792	9,105,332
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	1.558%	12,340,000	12,310,475
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 12/27/2033	1.700%	10,500,000	10,514,016
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	2.750%	14,000,000	13,889,719
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	465,947	465,291
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	7,386,650	7,404,410
SG Residential Mortgage Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,801,000	3,827,763
Stanwich Mortgage Loan Co. LLC(a),(g)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	12,140,311	12,041,561
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class M1
04/25/2065	3.544%	6,500,000	6,494,430
CMO Series 2021-3 Class A1
06/25/2056	1.127%	3,185,993	3,123,871
CMO Series 2021-6 Class A3
11/25/2066	2.933%	13,954,000	13,913,034
Stonnington Mortgage Trust(a),(e),(g)
CMO Series 2020-1 Class A
07/28/2024	3.500%	8,053,755	8,053,755
Toorak Mortgage Corp., Ltd.(g)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	3,370,813	3,374,894
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	15,000,000	14,924,571

Columbia Total Return Bond Fund | Third Quarter Report 2022	27

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 3.900% Floor 3.900% 10/25/2030	4.018%	3,598,752	3,606,605
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 3.000% Floor 3.000% 08/25/2033	3.108%	7,638,113	7,651,944
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	3.508%	7,250,000	7,294,202
CMO Series 2021-2 Class M1B
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2033	2.708%	8,800,000	8,856,779
CMO Series 2021-2 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2033	4.608%	4,800,000	4,952,572
VCAT Asset Securitization LLC(a),(g)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	11,704,662	11,452,940
VCAT LLC(a),(g)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	13,662,386	13,361,718
Vericrest Opportunity Loan Transferee CVI LLC(a),(g)
CMO Series 2021-NP12 Class A1
12/26/2051	2.734%	27,948,056	27,709,592
Vericrest Opportunity Loan Transferee XCIX LLC(a),(g)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	6,468,395	6,413,912
Vericrest Opportunity Loan Transferee XCVI LLC(a),(g)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	8,649,651	8,571,674
Verus Securitization Trust(a),(g)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	13,245,000	13,292,173
CMO Series 2020-4 Class M1
06/25/2065	3.291%	4,000,000	4,030,897
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	2,826,699	2,829,146
CMO Series 2021-5 Class A2
09/25/2066	1.218%	2,673,263	2,637,381
CMO Series 2021-5 Class A3
09/25/2066	1.373%	5,061,577	4,989,579
CMO Series 2021-5 Class M1
09/25/2066	2.331%	2,600,000	2,539,341
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-7 Class A3
10/25/2066	2.240%	8,215,981	8,154,459
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	3,667,906	3,653,359
Subordinated CMO Series 2021-8 Class B1
11/25/2066	4.242%	12,412,000	12,354,883
Visio Trust(a),(g)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	1,815,351	1,827,478
Visio Trust(a)
CMO Series 2021-1R Class A1
05/25/2056	1.280%	11,019,416	10,837,107
CMO Series 2021-1R Class A2
05/25/2056	1.484%	3,489,577	3,431,964
ZH Trust(a)
CMO Series 2021-1 Class A
02/18/2027	2.253%	7,750,000	7,653,715
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,176,433,101)			1,180,870,345

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace & Co.(b),(p)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.250%	525,000	525,000
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(p)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	3.855%	118,800	111,672
8th Avenue Food & Provisions, Inc.(b),(e),(p)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.855%	32,969	30,661
Total			142,333
Consumer Products 0.0%
SWF Holdings I Corp.(b),(p)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.750%	1,050,000	1,043,112

28	Columbia Total Return Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.0%
BellRing Brands LLC(b),(p)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	77,754	77,699
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(p)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	718,155	719,785
Technology 0.1%
Ascend Learning LLC(b),(p)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	4.000%	568,000	567,290
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	6.250%	338,000	339,585
DCert Buyer, Inc.(b),(p)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.105%	404,000	405,818
Epicore Software Corp.(b),(p)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	106,000	108,054
Project Alpha Intermediate Holding, Inc.(b),(p)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.300%	96,735	96,663
UKG, Inc.(b),(p)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	3.750%	340,824	339,699
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	5.750%	657,000	661,652
Total			2,518,761
Total Senior Loans (Cost $5,018,203)			5,026,690

U.S. Treasury Obligations 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2025	0.375%	25,000,000	24,166,016
06/30/2025	2.750%	20,000,000	20,857,813
08/15/2027	2.250%	6,872,500	7,086,192
05/15/2029	2.375%	5,000,000	5,214,844
05/15/2031	1.625%	15,000,000	14,817,187
05/15/2040	1.125%	19,000,000	16,025,312
08/15/2048	3.000%	4,590,000	5,388,947
05/15/2049	2.875%	20,150,000	23,285,844
08/15/2049	2.250%	10,000,000	10,257,812
Total U.S. Treasury Obligations (Cost $128,726,288)			127,099,967

Options Purchased Calls 0.0%
Value ($)
(Cost $306,000)	35,073

Options Purchased Puts 0.3%

(Cost $6,892,880)	11,122,300

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(q),(r)	109,583,208	109,561,292
Total Money Market Funds (Cost $109,548,378)		109,561,292
Total Investments in Securities (Cost: $4,183,566,381)		4,133,834,349
Other Assets & Liabilities, Net		(324,369,870)
Net Assets		3,809,464,479

Columbia Total Return Bond Fund | Third Quarter Report 2022	29

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
At January 31, 2022, securities and/or cash totaling $31,108,531 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,490,000 EUR	5,079,699 USD	UBS	02/17/2022	33,994	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	555	03/2022	EUR	80,963,400	—	(2,453,169)
U.S. Treasury 10-Year Note	9,276	03/2022	USD	1,187,038,125	—	(15,241,843)
U.S. Treasury 2-Year Note	341	03/2022	USD	73,879,781	—	(666,715)
U.S. Treasury 5-Year Note	1,088	03/2022	USD	129,693,000	—	(2,008,211)
U.S. Ultra Treasury Bond	300	03/2022	USD	56,681,250	—	(2,290,519)
Total					—	(22,660,457)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(441)	03/2022	EUR	(74,577,510)	2,729,745	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	30,000,000	30,000,000	1.00	07/08/2022	306,000	35,073

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	129,400,000	129,400,000	1.75	07/15/2022	2,238,620	3,782,194
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	198,900,000	198,900,000	1.75	11/09/2022	4,654,260	7,340,106
Total							6,892,880	11,122,300

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(120,000,000)	(120,000,000)	2.20	03/17/2022	(2,244,000)	(281,220)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(133,000,000)	(133,000,000)	1.10	05/03/2022	(565,250)	(1,202,347)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(134,300,000)	(134,300,000)	1.25	05/23/2022	(496,910)	(1,015,039)
2-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(134,300,000)	(134,300,000)	1.25	05/23/2022	(530,485)	(1,015,039)
30	Columbia Total Return Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(172,100,000)	(172,100,000)	1.75	07/05/2022	(1,333,775)	(2,094,130)
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(239,000,000)	(239,000,000)	1.85	07/07/2022	(2,031,500)	(2,385,674)
Total							(7,201,920)	(7,993,449)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	833,750	(4,667)	333,754	—	495,329	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,700,000	111,563	(992)	59,421	—	51,150	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	1,000,000	104,218	(583)	59,679	—	43,956	—
Total							1,049,531	(6,242)	452,854	—	590,435	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	USD	24,962,000	446,005	—	—	446,005	—

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.603	USD	4,000,000	(416,875)	2,333	—	(894,300)	479,758	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.603	USD	7,000,000	(729,532)	4,083	—	(858,677)	133,228	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.603	USD	5,000,000	(521,094)	2,917	—	(610,379)	92,202	—
Markit CMBX North America Index, Series 13 BBB-	Citi	12/16/2072	3.000	Monthly	4.269	USD	6,400,000	(448,531)	3,733	—	(326,479)	—	(118,319)
Markit CMBX North America Index, Series 12 BBB-	Goldman Sachs International	08/17/2061	3.000	Monthly	4.488	USD	6,500,000	(480,390)	3,792	—	(356,654)	—	(119,944)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.269	USD	4,900,000	(343,407)	2,858	—	(310,133)	—	(30,416)
Columbia Total Return Bond Fund | Third Quarter Report 2022	31

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.269	USD	5,400,000	(378,448)	3,150	—	(279,147)	—	(96,151)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.269	USD	7,400,000	(518,614)	4,317	—	(400,564)	—	(113,733)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.603	USD	5,000,000	(521,094)	2,917	—	(1,107,038)	588,861	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.603	USD	5,000,000	(521,094)	2,917	—	(857,549)	339,372	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.603	USD	6,000,000	(625,313)	3,500	—	(958,919)	337,106	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.603	USD	5,000,000	(521,094)	2,917	—	(825,768)	307,591	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	4.292	USD	3,000,000	(196,875)	1,750	—	(449,550)	254,425	—
Markit CMBX North America Index, Series 13 BBB-	JPMorgan	12/16/2072	3.000	Monthly	4.269	USD	4,900,000	(343,407)	2,858	—	(307,147)	—	(33,402)
Markit CMBX North America Index, Series 13 BBB-	JPMorgan	12/16/2072	3.000	Monthly	4.269	USD	5,400,000	(378,448)	3,150	—	(309,640)	—	(65,658)
Markit CMBX North America Index, Series 13 BBB-	JPMorgan	12/16/2072	3.000	Monthly	4.269	USD	6,400,000	(448,531)	3,733	—	(324,495)	—	(120,303)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.603	USD	7,000,000	(729,532)	4,083	—	(1,545,398)	819,949	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.603	USD	5,000,000	(521,094)	2,917	—	(1,001,903)	483,726	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.603	USD	7,000,000	(729,532)	4,083	—	(1,156,076)	430,627	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.603	USD	3,000,000	(312,656)	1,750	—	(583,367)	272,461	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.292	USD	8,800,000	(577,500)	5,133	—	(543,808)	—	(28,559)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.488	USD	7,500,000	(554,297)	4,375	—	(358,882)	—	(191,040)
Markit CMBX North America Index, Series 13 BBB-	Morgan Stanley	12/16/2072	3.000	Monthly	4.269	USD	23,000,000	(1,611,909)	13,417	—	(1,310,537)	—	(287,955)
Total								(12,429,267)	86,683	—	(15,676,410)	4,539,306	(1,205,480)
32	Columbia Total Return Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $2,457,051,019, which represents 64.50% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2022.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2022, the total value of these securities amounted to $82,232,075, which represents 2.16% of total net assets.
(d)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of January 31, 2022 and is not reflective of the cash flow payments.
(e)	Valuation based on significant unobservable inputs.
(f)	Represents a security purchased on a when-issued basis.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2022.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Non-income producing investment.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2022.
(k)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2022, the total value of these securities amounted to $41,068, which represents less than 0.01% of total net assets.
(l)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(m)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(p)	The stated interest rate represents the weighted average interest rate at January 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(q)	The rate shown is the seven-day current annualized yield at January 31, 2022.
(r)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.098%
	167,900,915	1,423,996,467	(1,482,331,707)	(4,383)	109,561,292	(2,967)	75,427	109,583,208
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Columbia Total Return Bond Fund | Third Quarter Report 2022	33

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2022 (Unaudited)
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Subsequent Event
On February 24, 2022, Russia began a large-scale invasion of Ukraine, and economic sanctions against Russia swiftly followed. Following regulatory concerns regarding these economic sanctions, a number of market exchanges halted trading in the stocks of Russia-based companies listed on their exchange. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund. The value and liquidity of Russian securities have experienced significant declines since January 31, 2022, at which time Russian securities represented 0.1% of net assets.
34	Columbia Total Return Bond Fund | Third Quarter Report 2022

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